Divestitures Narratives (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration receivable from sale				$ 825.0
Consideration receivable from sale, amounts to be placed in escrow				$ 82.5
Other income (expense), net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Marketable securities	$ 74.0	$ 74.0
Non-vehicle Capital Assets | Other income (expense), net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of productive assets		$ 20.0	$ 39.0